INCOME TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Tax Status [Line Items]
INCOME TAX STATUS	INCOME TAX STATUS
The Internal Revenue Service (“IRS”) has determined, and informed the Company by a letter dated March 19, 2015, that the Plan is designed in accordance with applicable sections of the Internal Revenue Code ("IRC"). The Plan was restated on January 1, 2025. The Plan Administrator believes that the Plan is designed and is currently operating in compliance with the applicable requirements of the IRC.
The Plan Administrator is required to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan Administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 and 2024, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress. The Plan Administrator believes it is no longer subject to income tax examinations for the years prior to 2022.